Summary of Significant Accounting Policies Narrative Tagging (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) banks years properties	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Interest Allowance	$ 7,427,074	$ 6,194,477
Building Useful Life-Minimum | years	19
Building Useful Life-Maximum | years	40
Capital Improvements Useful Life-Minimum | years	5
Capital Improvements Useful Life-Maximum | years	15
Number of Financial Institutions | banks	2
Cash, FDIC Insured Amount	$ 250,000
Real Estate Cap Rate-Minimum	4.25%
Real Estate Cap Rate-Maximum	7.50%
Tolerable Range of Difference in Valuation	0.00%
Provision for Doubtful Accounts	$ 75,000	168,000	$ 0
Deferred Finance Costs, Gross	8,500,000	5,300,000
Amortization of Financing Costs	3,900,000	2,800,000
Deferred Tax Assets, Valuation Allowance	$ 8,500,000	7,400,000
Consolidated Properties [Member]
Number of Real Estate Properties | properties	9
Consolidated Properties [Member] | Limited Partner [Member]
Noncontrolling Interest, Ownership Percentage by Parent	99.00%
Number of Real Estate Properties | properties	3
Variable Interest Entity, Primary Beneficiary [Member]
Number of Real Estate Properties | properties	2
Woodland Park [Member]
Provision for Doubtful Accounts		$ 242,000	$ 453,000	$ 953,000
TEB Facility [Member]
Restricted Cash and Cash Equivalents	$ 7,300,000
Public Housing Capital Fund Trust Certificates [Member] | TOB Facility [Member]
Restricted Cash and Cash Equivalents	400,000
Collateralized Mortgage Backed Securities [Member] | TOB Facility [Member]
Restricted Cash and Cash Equivalents	$ 2,100,000